COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Lease Payments
Year ended December 31,	Operating leases

2013	$931
2014	841
2015	638
2016	572
2017	572
2018	95

$3,649